Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Statutory U.S. Federal Tax Rate with Effective Tax Rate

A reconciliation of the statutory U.S. Federal Tax Rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2014	2015
U.S. statutory federal income tax rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	4.8%	5.0%
Interest expense – deferred financing costs	(2.6)%	—
Permanent items	—	(1.4)%
R&D credit	1.2%	0.4%
Change in valuation allowance	(37.3)%	(38.0)%
Other	(0.1)%	—

Effective income tax rate	0.0%	0.0%

Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets as of December 31, 2014 and 2015 are as follows (in thousands):

	December 31,
	2014	2015
Net operating loss carryforwards	$6,838	$10,842
Research and development credits	307	359
Accrued expenses	43	119
Property and equipment	10	12
Stock based compensation	—	259
Other – net	3	9

Deferred tax assets	7,201	11,600
Valuation allowance	(7,201)	(11,600)

Net deferred tax asset and liability	$—	$—